Supplement dated April 15, 2021
to the Prospectuses of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Mid Cap Growth Fund	May 1, 2020
Effective April 15, 2021 (the Effective Date), the list of portfolio managers in the "Summary of the Fund — Fund Management " section of the single prospectus and in the "Summary of Columbia VP - Mid Cap Growth Fund " section of the multi-fund prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-Portfolio Manager	April 2021
Erika K. Maschmeyer, CFA	Director of Research (U.S.), Senior Portfolio Manager and Analyst at Columbia Wanger Asset Management, LLC, an investment advisory affiliate of Columbia Management Investment Advisers, LLC	Co-Portfolio Manager	2018
John L. Emerson, CFA	Senior Portfolio Manager and Analyst at Columbia Wanger Asset Management, LLC, an investment advisory affiliate of Columbia Management Investment Advisers, LLC	Co-Portfolio Manager	2018
The rest of the section remains the same.
On the Effective Date, the information about portfolio managers in the “More Information About the Fund — Primary Service Providers — Portfolio Managers” section of the single prospectus and in the "More Information About Columbia VP - Mid Cap Growth Fund — Portfolio Management " section of the multi-fund prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-Portfolio Manager	April 2021
Erika K. Maschmeyer, CFA	Director of Research (U.S.), Senior Portfolio Manager and Analyst at Columbia Wanger Asset Management, LLC, an investment advisory affiliate of Columbia Management Investment Advisers, LLC	Co-Portfolio Manager	2018
John L. Emerson, CFA	Senior Portfolio Manager and Analyst at Columbia Wanger Asset Management, LLC, an investment advisory affiliate of Columbia Management Investment Advisers, LLC	Co-Portfolio Manager	2018
Mr. Cole joined the Investment Manager in 2014. Mr. Cole began his investment career in 1993 and earned a B.S. from Guilford College and an M.B.A. in finance from Virginia Polytechnic Institute and State University.
Ms. Maschmeyer joined Columbia Wanger Asset Management, LLC (Columbia WAM), an Affiliate, in 2016 and leads Columbia WAM's U.S. equity research efforts. Prior to joining Columbia WAM, Ms. Maschmeyer was a research analyst at an investment advisory firm where she was responsible for U.S. consumer discretionary/staples investments. Ms. Maschmeyer began her investment career in 2001 and earned a B.A. from Denison University and an M.B.A from the University of Chicago.
Mr. Emerson joined Columbia WAM, an Affiliate, in 2003. Prior to joining Columbia WAM, Mr. Emerson was an analyst at an equity research firm. Mr. Emerson began his investment career in 2002 and earned a B.S. from the University of Missouri and an M.B.A from the University of Chicago.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-364 A (4/21)